Net Loss Per Share - Schedule Of Earnings Per Share Basic And Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2021 JPY (¥) ¥ / shares shares
Numerator:
Net loss attributable to stockholders	¥ (1,965,491)	$ (14,453)	¥ (1,109,468)	¥ (759,484)
Denominator:
Weighted average shares outstanding used to compute net loss per share, Basic	6,771,025	6,771,025	6,000,000	6,000,000
Weighted average shares outstanding used to compute net loss per share, Diluted	6,771,025	6,771,025	6,000,000	6,000,000
Basic | (per share)	¥ (290.28)	$ (2.13)	¥ (184.91)	¥ (126.58)
Diluted | (per share)	¥ (290.28)	$ (2.13)	¥ (184.91)	¥ (126.58)